000 B000000 11/30/98
000 C000000 820300
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 COLLEGE & UNIVERSITY FACILITY LOAN TRUST ONE
001 B000000 811-5291
001 C000000 6176645469
002 A000000 C/O STATE STREET BANK, TWO INT'L PLACE
002 B000000 BOSTON
002 C000000 MA
002 D010000 02110
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
019 B000000    0
020 A000001 N/A
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 C000001         0
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          0
023 D000000          0
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
027  000000 N
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000  24.1
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000  75.9
062 R000000   0.0
063 A000000   0
063 B000000 11.6
066 A000000 N
071 A000000         0
071 B000000      6912
071 C000000     60859
071 D000000   11
072 A000000 12
072 B000000     8246
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000        0
072 G000000       44
072 H000000        0
072 I000000       71
072 J000000        0
072 K000000        0
072 L000000        0
072 M000000        0
072 N000000        0
072 O000000        0
072 P000000     6690
072 Q000000       66
072 R000000      214
072 S000000        4
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        5
072 X000000     7094
072 Y000000        0
072 Z000000     1152
072AA000000        0
072BB000000        0
072CC010000        0
072CC020000      200
072DD010000      339
072DD020000        0
072EE000000        0
073 A010000   0.0425
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.2956
074 A000000       80
074 B000000        0
074 C000000    18221
074 D000000        0
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000    57418
074 J000000        0
074 K000000        0
074 L000000     1012
074 M000000      806
074 N000000    77537
074 O000000        0
074 P000000        0
074 Q000000    61341
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     4303
074 S000000     1727
074 T000000    10166
074 U010000  1001643
074 U020000        0
074 V010000    10.15
074 V020000     0.00
074 W000000   0.0000
074 X000000        4
074 Y000000        0
075 A000000        0
075 B000000    12280
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 Q030000 Y
080 A000000 N/A
080 C000000        0
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0

084 A000000 N
084 B000000        0
085 A000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   WILLIAM G. SWAN
TITLE       VICE PRESIDENT

To State Street Bank and Trust Company,  Owner Trustee of
College and University Facility Loan Trust One:

In planning and performing our audit of the financial statements of College and University Facility Loan Trust One (a Massachusetts business trust) for the year ended November 30, 1998, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR and not to provide assurance on the internal control structure.

Our audit of the financial statements was also not designed to detect whether the Trust's systems are year 2000 compliant. Accordingly, we do not provide any assurance with regard to the Trust's efforts to make its systems, or any other systems (such as those of Trust's borrowers, service providers or any other third parties), year 2000 compliant or provide assurance on whether the Trust has addressed or will be able to address all of the affected systems on a timely basis. For information on the impact of the year 2000 on the Trust, see the Year 2000 discussion included in the Trust's annual report for the year ended November 30, 1998 filed with the Securities and Exchange Commission on Form N-30D.

The management of College and University Facility Loan Trust One is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. The objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider weaknesses as defined above as of November 30, 1998.

This report is intended solely for the information and use of the Owner Trustee and the Securities and Exchange Commission.



/s/ ARTHUR ANDERSEN LLP

Boston, Massachusetts
January 29, 1999